Investments in Associates - Summary of Aggregate Financial Information of Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Share of the associates' profit for the year	¥ 265	¥ 170	¥ 202
Share of the associates' other comprehensive income			10
Aggregate carrying amount of the Group's interests in the associates	1,977	1,696	¥ 1,654
Associates [member]
Disclosure of associates [Line Items]
Share of the associates' other comprehensive income	7	(24)
Share of the associates' total comprehensive income	¥ 272	¥ 146